Intangible Assets and Goodwill - Schedule of Goodwill (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance, Beginning	$ 176,595	$ 227,763
Goodwill acquired during period	562,908
Balance, Ending	710,962	176,595	$ 227,763
Nexway AG [Member]
Balance, Beginning	51,168
Balance, Ending		51,168
FaceBank Group, Inc Pre-Merger [Member]
Balance, Beginning	176,595	227,763	149,975
Measurement period adjustment for EAI acquisition			(1,921)
Balance, Ending		176,595	227,763	149,975
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member]
Goodwill acquired during period				$ 149,975
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Balance, Beginning	$ 51,168
Goodwill acquired during period			51,168
Balance, Ending		$ 51,168
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member]
Goodwill acquired during period			$ 28,541